Fair Value Measurements - Schedule of Market Assumption Valuation of the Public Warrants (Details) - COLOMBIER ACQUISITION CORP. II [Member]	Nov. 24, 2023
Market price of Public Shares [Member]
Schedule of Market Assumption Valuation of the Public Warrants [Line Items]
Public warrants, Measurements input	9.954
Term years [Member]
Schedule of Market Assumption Valuation of the Public Warrants [Line Items]
Public warrants, Measurements input	2.52
Risk-free rate[Member]
Schedule of Market Assumption Valuation of the Public Warrants [Line Items]
Public warrants, Measurements input	4.74
Volatility [Member]
Schedule of Market Assumption Valuation of the Public Warrants [Line Items]
Public warrants, Measurements input	3.8